15. Stockholders' Equity (Details - Warrant assumptions) (Sept 2020 Note) - Warrant [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2020		Dec. 31, 2019
Expected dividend yield	0.00%	[1]	0.00%
Risk-free interest rate - minimum	1.75%	[2]	1.75%
Risk-free interest rate - maximum	2.91%	[2]	2.91%
Volatility - minimum	1.23%	[3]	1.23%
Volatility - maximum	442.92%	[3]	442.92%
Minimum [Member]
Expected life	2 years		2 years
Maximum [Member]
Expected life	5 years		5 years

[1]	The Company has no history or expectation of paying cash dividends on its Common Stock.
[2]	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
[3]	The volatility of the Companys Common Stock is based on trading activity for the previous three year period ended at each stock purchase warrant contract date.